Stock Option Plans and Agreements (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Expected dividend yield	0	0	0
Minimum
Risk-free interest rate	0.16	0.17	1.38
Expected life of options	2 years 9 months	1 year 9 months	2 years 9 months
Expected stock price volatility	100	100	100
Maximum
Risk-free interest rate	0.43	1.40	2.55
Expected life of options	5 years 3 months	3 years 3 days	3 years 10 months 24 days
Expected stock price volatility	140